Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
2022	¥ 16,540
2023	14,121
2024	11,348
2025	9,815
2026 and thereafter	52,462
Definite-lived intangible assets, net	¥ 104,286	¥ 36,107